FORM N-PX

ICA File Number:  811-04661

Registrant Name:  Prudential Global Total Return Fund, Inc.

Reporting Period:  07/01/2020 - 06/30/2021

PGIM Global Total Return (USD Hedged) Fund - Subadviser: PGIM Fixed Income, a business unit of PGIM Inc.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

PGIM Global Total Return Fund - Subadviser: PGIM Fixed Income, a business unit of PGIM Inc.

FRONTERA ENERGY CORP Meeting Date: MAY 19, 2021 Record Date: APR 09, 2021 Meeting Type: ANNUAL
Ticker: FEC Security ID: 35905B107
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	To set the number of Directors at 7	Management	FOR	FOR
2.1	DIRECTOR: L. F. ALARCON MANTILLA	Management	FOR	FOR
2.2	DIRECTOR: W. ELLIS ARMSTRONG	Management	FOR	FOR
2.3	DIRECTOR: RENE BURGOS DIAZ	Management	FOR	FOR
2.4	DIRECTOR: O. CABRALES SEGOVIA	Management	FOR	FOR
2.5	DIRECTOR: GABRIEL DE ALBA	Management	FOR	FOR
2.6	DIRECTOR: RUSSELL FORD	Management	FOR	FOR
2.7	DIRECTOR: VERONIQUE GIRY	Management	FOR	FOR
3	Appointment of Ernst & Young LLP as Auditors of the Corporation for the ensuing year and authorizing the Directors to fix their remuneration	Management	FOR	FOR

END NPX REPORT